Average Annual Total Returns		12 Months Ended	13 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	13.00%
REX Crypto Equity Premium Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.01%	2.95%
REX Crypto Equity Premium Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		11.01%	2.95%
REX Crypto Equity Premium Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.52%	2.00%
Kingsbarn Dividend Opportunity ETF Class
Prospectus [Line Items]
Performance Inception Date	Dec. 04, 2024

[1]	The Fund commenced operations on December 4, 2024.